Derivative instruments and hedging activities (Narrative) (Details) ₪ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 ILS (₪)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 101.8		$ 101.8
Gain (Loss) on derivative instrument	$ 0.0	$ 3.3	$ 1.2	$ 1.0
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset | ₪					₪ 17.5